Average Annual Total Returns{- Fidelity® Municipal Income 2025 Fund} - 06.30 Fidelity Defined Maturity Funds AI Combo PRO-13 - Fidelity® Municipal Income 2025 Fund	Fidelity Municipal Income 2025 Fund-Class A Return Before Taxes Past 1 year	Fidelity Municipal Income 2025 Fund-Class A Return Before Taxes Since Inception		Fidelity Municipal Income 2025 Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Municipal Income 2025 Fund-Class A After Taxes on Distributions Since Inception		Fidelity Municipal Income 2025 Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Municipal Income 2025 Fund-Class A After Taxes on Distributions and Sales Since Inception		Fidelity Municipal Income 2025 Fund-Class I Advisor Return Before Taxes Past 1 year	Fidelity Municipal Income 2025 Fund-Class I Advisor Return Before Taxes Since Inception		LB015 Past 1 year	LB015 Since Inception		IXZHF Past 1 year	IXZHF Since Inception
Total	0.53%	2.45%	[1]	0.53%	2.45%	[1]	0.92%	2.25%	[1]	3.73%	3.53%	[1]	5.21%	4.38%	[1]	4.68%	3.87%	[1]

[1]	(a)From May 25, 2017